Long-Term Notes (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Long-term notes - principal		$ 1,583,240,000	$ 1,474,184,000
Covenant compliance, minimum fixed charge ratio	2.5
Fixed charge ratio	8.00
Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes - principal		1,596,323,000	1,489,210,000
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Long-term notes - principal		$ (13,083,000)	(15,026,000)
6.75% notes (US$150,000 – principal) due February 17, 2021
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 150,000,000
6.75% notes (US$150,000 – principal) due February 17, 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.75%	6.75%
6.75% notes (US$150,000 – principal) due February 17, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes - principal		$ 204,683,000	187,770,000
5.125% notes (US$400,000 – principal) due June 1, 2021
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 400,000,000
5.125% notes (US$400,000 – principal) due June 1, 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.125%	5.125%
5.125% notes (US$400,000 – principal) due June 1, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes - principal		$ 545,820,000	500,720,000
6.625% notes (Cdn$300,000 – principal) due July 19, 2022
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 300,000,000
6.625% notes (Cdn$300,000 – principal) due July 19, 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.625%	6.625%
6.625% notes (Cdn$300,000 – principal) due July 19, 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes - principal		$ 300,000,000	300,000,000
5.625% notes (US$400,000 – principal) due June 1, 2024
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 400,000,000
5.625% notes (US$400,000 – principal) due June 1, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.625%	5.625%
5.625% notes (US$400,000 – principal) due June 1, 2024 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes - principal		$ 545,820,000	$ 500,720,000